Investments in Receivables (Details) - USD ($)		12 Months Ended
	Nov. 19, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments in Receivables
Discount rate	8.75%
Payment collection period, minimum	2 years
Payment collection period, maximum	29 years
Interest income recognized		$ 709,030	$ 742,185	$ 356,348
Activity in investments in receivables
Investments in receivables - beginning		9,085,281	9,743,976
Fair value adjustment		284,294
Impairments		(4,465)	(25,304)
Repayment of receivables		(751,735)	(702,368)	(267,373)
Interest accretion		51,899	68,977	49,978
Investments in receivables - ending		8,665,274	$ 9,085,281	$ 9,743,976
Annual amounts of investments in receivables due
2015		1,368,772
2016		1,430,049
2017		1,561,423
2018		1,377,750
2019		893,149
Thereafter		6,637,990
Total		13,269,133
Interest		4,603,859
Principal		$ 8,665,274